INCOME TAXES (Details Narrative) - USD ($)		12 Months Ended
	Mar. 27, 2020	Jun. 30, 2024	Jun. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Tax benefit		$ (129,132)	$ (129,841)
Operating loss carryforwards		$ 10,600,000
Income tax rate		25.00%	25.00%
Unrecognized tax benefits		$ 0	$ 0
Changes in unrecognized tax benefits		0	0
UNITED STATES
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Tax benefit
Operating loss carryforwards		10,601,740
AUSTRALIA
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Tax benefit		0	$ 0
Operating loss carryforwards		27,394,654
Operating loss carryforwards not expires		3,400,000
AUSTRALIA | Expire In Two Thousand Twenty Four [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating loss carryforwards expires		$ 7,200,000
Cares Act [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Income tax examination, description	The CARES Act, among other things, permits NOL carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021